Real Estate Owned (Tables)	12 Months Ended
Jun. 30, 2017
Real Estate Owned [Abstract]
Schedule of activity in real estate owned
(in thousands)	2017	2016

Balance at beginning of year	$527	$1,593
Loans transferred to real estate owned	745	421
Capitalized expenditures	37	152
Valuation adjustments	(171)	(151)
Disposals	(780)	(1,488)
Balance at end of year	$358	$527